Collateralized Accounts Receivable and Recourse and Non-Recourse Debt - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Discontinued operations [member] | Aircraft [member]
Disclosure of fair value measurement [line items]
Impairment losses	$ 32.8	$ 32.2